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                             DECHERT PRICE & RHOADS
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300



March 2, 2000



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The Coventry Group
                  File Nos. 33-44964 and 811-06526

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with one of the Trust's series: Willamette Small Cap Growth Fund (the "Fund"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the fund does not differ from those contained in Post-Effective Amendment No. 65 which was filed on January 28, 2000. The text of Post-Effective Amendment No. 65 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3352 if you have any questions regarding this filing.

Respectfully,


Olivia P. Adler

OPA/vp